Document Entity Information	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Registrant Name	REDWIRE CORPORATION
Entity Central Index Key	0001819810
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	true